Operating Lease (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2022
Operating Lease [Line Items]
Lease term					45 years
Free of charge land term	5 years
Rental fee	$ 32,300
Operating lease expenses	183,889	$ 76,427
Short-term lease	$ 149,785	$ 20,085	$ 216,177
Lease term	40 years 1 month 6 days	32 years 10 months 24 days	32 years 4 months 24 days	44 years 10 months 24 days
Rental fee			$ 33,300
Operating lease expenses			$ 357,300	$ 3,700
Operating Lease [Member]
Operating Lease [Line Items]
Lease term			3 years		45 years
Third Party Lessors [Member]
Operating Lease [Line Items]
Lease term	3 years